Derivative financial instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 41,062	$ 51,049
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	5,994		$ 13,153
Liabilities	$ 341,590		279,152
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 1,143		9,923
Liabilities	341,590		279,152
Loss on cash flow hedges	(41,100)	$ (51,000)
After-tax result accumulated in equity	35,800		95,000
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	4,850		3,230
Liabilities	$ 0		$ 0